Schedule of Restricted Stock Awards (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested beginning, Shares | shares
Unvested beginning, Weighted average fair value per share | $ / shares
Granted, Shares | shares	1,258
Granted, Weighted average fair value per share | $ / shares	$ 917.50
Forfeited, Shares | shares	(1,258)
Forfeited, Weighted average fair value per share | $ / shares	$ 917.50
Released, Shares | shares
Released, Weighted average fair value per share | $ / shares
Unvested ending, Shares | shares
Unvested ending, Weighted average fair value per share | $ / shares